Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 10, 2017
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Aug. 10, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Aug. 14, 2017